INCOME TAXES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INCOME TAXES
Increase in valuation allowance	$ 4,800,000
Change in judgement on the realizability of deferred tax assets	1,800,000
Valuation allowance related to portion of tax loss carryforwards and other items	45,100,000
Federal statutory rate (as a percent)	35.00%	35.00%	35.00%
Reconciliation of income tax (benefit) provision to amounts computed by applying statutory federal income tax rate to earnings (loss) from continuing operations before income taxes
Income tax provision (benefit) at the federal statutory rate of 35%	60,033,000	7,940,000	(331,450,000)
Release of deferred tax liability associated with investment in Meetic	(43,696,000)
Change in tax reserves, net	(15,493,000)	8,696,000	14,558,000
Foreign income taxed at a different statutory tax rate	(11,774,000)	(4,957,000)	(182,000)
Net adjustment related to the reconciliation of income tax provision (benefit) accruals to tax returns	(7,298,000)	(38,000)	(370,000)
Federal valuation allowance on equity method investments	4,595,000	2,420,000	1,947,000
State income taxes, net of effect of federal tax benefit	5,592,000	5,310,000	1,916,000
Foreign tax credits	(1,076,000)	(5,255,000)	(5,200,000)
Non-deductible impairments of goodwill and intangible assets		13,661,000	315,886,000
Non-deductible goodwill associated with the sale of Match Europe			9,175,000
Other, net	5,070,000	4,302,000	3,194,000
Income tax (benefit) provision	(4,047,000)	32,079,000	9,474,000
Undistributed earnings indefinitely reinvested outside United States	353,200,000
Deferred tax liabilities related to non-indefinitely reinvested earnings	92,700,000
Reconciliation of beginning and ending amount of unrecognized tax benefits, excluding interest
Balance at the beginning of the period	389,909,000	394,294,000	372,633,000
Additions based on tax positions related to the current year	1,749,000	3,060,000	2,333,000
Additions for tax positions of prior years	9,560,000	9,897,000	35,432,000
Reductions for tax positions of prior years	(26,595,000)	(13,164,000)	(14,991,000)
Settlements	(16,810,000)	(1,025,000)	(1,113,000)
Expiration of applicable statute of limitations	(6,252,000)	(3,153,000)
Balance at the end of the period	351,561,000	389,909,000	394,294,000
Total unrecognized tax benefits including interest	462,800,000	487,600,000
Portion of unrecognized tax benefits related to deferred tax assets included in other non-current assets	12,300,000
Portion of unrecognized tax benefits included in non-current income taxes payable	450,500,000
Unrecognized tax benefits decreased due to a net decrease in deductible temporary differences	38,300,000
Unrecognized tax benefits, tax positions for which the ultimate deductibility is highly certain but timing is uncertain	88,500,000
Unrecognized tax benefit, if recognized would reduce income tax expense for continuing operations	89,500,000
Unrecognized tax benefit, if recognized would reduce income tax expense for discontinued operations	213,600,000
Unrecognized tax benefit, if recognized would reduce income tax expense from continuing operations		103,100,000
Unrecognized tax benefit, if recognized would reduce income tax expense from discontinued operations		206,900,000
Income tax provision for continuing operations upon the subsequent recognition of unrecognized tax benefits	5,100,000
Interest expense related to unrecognized tax benefits from continuing operations	1,400,000	9,100,000	8,300,000
Deferred taxes related to interest on unrecognized tax benefits from continuing operations	900,000	5,800,000	5,500,000
Interest expense related to unrecognized tax benefits from discontinued operations	6,700,000	7,000,000	3,700,000
Deferred taxes related to interest on unrecognized tax benefits from discontinued operations	4,200,000	4,400,000	2,500,000
Accrued interest on unrecognized tax benefits	111,200,000	97,700,000
Penalties related to unrecognized tax benefits from continuing operations			3,100,000
Penalties related to unrecognized tax benefits from discontinued operations			1,300,000
Accrued penalties on unrecognized tax benefits	2,500,000	5,000,000
Reasonably possible decrease in unrecognized tax benefits within next twelve months	60,300,000
Reasonably possible decrease in income tax provision within next twelve months	13,100,000
Increase (Decrease) in penalties on unrecognized tax benefits	$ 2,500,000